Supplemental Cash Flow Information - Summary of Changes in Liabilities Arose From Financing Activities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	$ 4,004	$ 3,955
Cash Flows	(1,929)	(962)
Non-cash changes, Acquisition	7,593	1,781
Non-cash changes, Debt forgiven/ Settlement/ Disposal	(1,315)	(807)
Non-cash changes, Accretion	30	85
Non-cash changes, Foreign exchange movements and change in estimates	(467)	(48)
Ending balance	7,916	4,004
Deferred Acquisition Payments
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	1,237	498
Cash Flows	(592)
Non-cash changes, Acquisition		1,248
Non-cash changes, Debt forgiven/ Settlement/ Disposal		(503)
Non-cash changes, Accretion	27
Non-cash changes, Foreign exchange movements and change in estimates	(23)	(6)
Ending balance	649	1,237
Convertible Debentures
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	1,312	1,531
Non-cash changes, Debt forgiven/ Settlement/ Disposal	(1,315)	(304)
Non-cash changes, Accretion	3	85
Ending balance		1,312
Leases
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	1,455	1,926
Cash Flows	(1,337)	(962)
Non-cash changes, Acquisition	7,593	533
Non-cash changes, Foreign exchange movements and change in estimates	(444)	(42)
Ending balance	$ 7,267	$ 1,455